COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of product warranty activity
	At December 31,
	2015	2016

Beginning balance	$31,778,365	$36,023,946
Warranty provision	8,815,974	5,774,308
Revision of warranty costs	(3,249,623)	(4,429,833)
Warranty expense incurred	(18,132)	-
Foreign exchange effect	(1,302,638)	(2,309,448)
Ending balance	$36,023,946	$35,058,973